Financial Instrument Risk (Tables)	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Foreign currency denominated financial assets and liabilities
The amounts shown are translated into GBP at the closing rate:

June 30, 2019	GBP £‘000	EUR £‘000	USD £‘000	RON £‘000	Others £‘000	TOTAL £‘000
Financial assets	93,315	10,183	19,572	6,425	6,594	136,089
Financial liabilities	(19,984)	(2,593)	(8,924)	(14,329)	(5,566)	(51,396)
Total	73,331	7,590	10,648	(7,904)	1,028	84,693

June 30, 2018	GBP £‘000	EUR £‘000	USD £‘000	RON £‘000	Others £‘000	TOTAL £‘000
Financial assets	37,866	5,485	10,485	8,605	4,975	67,416
Financial liabilities	(37,685)	(2,448)	(21,657)	(11,926)	(3,479)	(77,195)
Total	181	3,037	(11,172)	(3,321)	1,496	(9,779)

Schedule of effect of changes in foreign exchange rates
During the year ended 30 June 2019 the Sterling/RON volatility ranged from the RON strengthening against Sterling by 5% to weakening by 4%.

	GBP/RON	Profit impact £’000	Equity impact £’000
June 30, 2019	5%	(564)	(504)
June 30, 2019	(4)%	470	421
During the year ended 30 June 2018, the Sterling/RON volatility ranged from the RON strengthening against Sterling by 3% to weakening by 5%.

	GBP/RON	Profit impact £’000	Equity impact £’000
June 30, 2018	3%	(330)	(283)
June 30, 2018	(5)%	521	447

Schedule of maximum exposure to credit risk
The Group’s maximum exposure to credit risk is limited to the carrying amount of financial assets recognised at 30 June, as summarised below:

	2019 £’000	2018 £’000
Cash and cash equivalents	£70,172	£15,048
Trade and other receivables	65,917	52,368
Total	£136,089	£67,416

Analysis of age of financial assets that are past due but not impaired
Information on financial assets past due but not impaired are as follows:

	2019 £’000	2018 £’000
Not more than 3 months	£2,595	£830
More than 3 months but not more than 6 months	357	586
More than 6 months but not more than 1 year	—	—
More than 1 year	—	—
Total	£2,952	£1,416

Disclosure of maturity analysis for non-derivative financial liabilities
As at 30 June 2019, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Bank loans	£—	£—	£—	£—
Finance lease obligations	14	7	—	—
Trade and other payables	48,502	—	—	—
Deferred consideration	1,516	—	—	—
Contingent consideration	—	1,244	—	—
Other liabilities	—	—	113	—
Total	£50,032	£1,251	£113	£—
There were no forward foreign currency options in place at 30 June 2019.
As at 30 June 2018, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Bank loans	£19,726	£—	£—	£—
Finance lease obligations	23	21	20	—
Trade and other payables	40,243	—	—	—
Deferred consideration	3,031	1,515	—	—
Contingent consideration	3,984	1,196	7,967	—
Other liabilities	—	—	277	—
Total	£67,007	£2,732	£8,264	£—